Cash and Cash Equivalents - Summary of Reconciliation Between Amount of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents if different from statement of financial position [abstract]
Cash and cash equivalents in the statement of financial position		€ 20,322	€ 33,610	€ 54,475
Bank overdrafts repayable on demand		(3,328)	(2,037)	(1,754)
Cash and cash equivalents in the statement of cash flows	[1]	€ 16,994	€ 31,573	€ 52,721	€ 52,249

[1]	As at December 31, 2024, 2023 and 2022, cash and cash equivalents include bank overdrafts of 3,328, 2,037 and 1,754, respectively, that are repayable on demand and form an integral part of the Group’s cash management.